Putnam Investments
One Post Office Square
Boston, MA 02109
September 1, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-
07513) (the “Trust”) on behalf of Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum
Fund, Putnam Equity Spectrum Fund and Putnam Multi-Cap Core Fund – Post-Effective
Amendment No. 216 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 27, 2015.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz
By
Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP